Warrants (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
Warrants issue beginning balance	8,869,633	8,869,633
Exercise of warrants
Warrants issue ending balance	8,869,633	8,869,633